SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	31 – SUBSEQUENT EVENTS No other events have occurred subsequent to December 31, 2022 that may significantly affect the Company’s consolidated financial position.